Pay vs Performance Disclosure Pure in Millions	12 Months Ended					16 Months Ended	44 Months Ended
	Dec. 28, 2025 USD ($)	Dec. 29, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)	Jan. 02, 2022 USD ($)	Apr. 30, 2022	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pursuant to a mandate of the Dodd-Frank Act commonly referred to as "Pay versus Performance," the SEC has adopted a rule requiring registrants to provide a clear description of (1) the relationship between executive compensation actually paid ("CAP") to the Company's NEOs (including the principal executive officer or person acting in a similar capacity during the last completed fiscal year ("CEO")) and the Company’s cumulative total shareholder return (“TSR”), net income and a third Company-selected financial measure, and (2) the relationship between the Company's TSR and the TSR of a peer group chosen by the Company.

The following table provides information regarding CAP to our CEO and non-CEO NEOs during each of the past five fiscal years, as well as TSR, net income, and our Company-selected measure, adjusted EBITDA. See the “Compensation Discussion and Analysis" section above for a comprehensive discussion of our executive compensation program and philosophy.

							Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total for Current CEO(1) ($) (b)	Compensation Actually Paid to Current CEO ($) (c)	Summary Compensation Table Total for Former CEO(1) ($) (d)	Compensation Actually Paid to Former CEO ($) (e)	Average Summary Compensation Table Total for Non-CEO NEOs(1) ($) (f)	Average Compensation Actually Paid to Non-CEO NEOs ($) (g)	Interface Total Shareholder Return(2) ($) (h)	Peer Group Total Shareholder Return(2)(3) ($) (i)	Net Income (in Millions) ($) (j)	Interface Adjusted EBITDA(4) (in Millions) ($) (k)

2025	5,651,488	10,461,049	N/A	N/A	2,004,495	2,858,947	274.81	136.30	116.1	217.9
2024	5,590,848	14,534,973	N/A	N/A	1,916,984	4,521,182	154.07	112.05	86.9	189.0
2023	4,526,511	4,807,487	N/A	N/A	1,797,544	2,146,971	77.74	99.79	44.5	162.0
2022	5,091,309	4,511,701	3,658,931	1,914,885	1,362,460	645,183	60.70	99.94	19.6	176.1
2021	N/A	N/A	6,250,848	7,083,641	1,889,694	2,188,909	97.22	132.16	55.2	169.4

(1)

These columns reflect the amounts reported in the “Summary Compensation Table” for Ms. Hurd, our current CEO, Mr. Hendrix, our former CEO, and the average for our non-CEO NEOs, for each of the years listed. The non-CEO NEOs for whom the average compensation is presented in this table are Messrs. Foshee, Hausmann, Poppens and Stansfield, for each of the years presented.

(2)

TSR is calculated based on an initial fixed investment of $100 on December 31, 2020 (the final trading day before our 2021 fiscal year), assuming reinvestment of dividends, through the end of the covered fiscal year presented.

(3)

The peer group used for the TSR calculation are the same companies comprising the “self-determined peer group” index used for compensation decision making (as described in the Compensation Discussion and Analysis in the proxy statement for each applicable fiscal year) and used to create the stock performance graph included in the Company’s Annual Report on Form 10-K for each applicable fiscal year.

(4)	Adjusted EBITDA is a non-GAAP financial measure. Please see Appendix A for a reconciliation of this non-GAAP measure to the most directly comparable GAAP measure.

Adjustment To PEO Compensation, Footnote

Adjustments to the Summary Compensation Table Totals to arrive at CAP for our CEOs and Non-CEO NEOs are shown below.

	Calculation for Current CEO Hurd _________________________________________________________					Calculation for Avg of Non-CEO NEOs ____________________________________________________
	Year 2021 ($)	Year 2022 ($)	Year 2023 ($)	Year 2024 ($)	Year 2025 ($)	Year 2021 ($)	Year 2022 ($)	Year 2023 ($)	Year 2024 ($)	Year 2025 ($)
Summary Compensation Table Total	N/A	5,091,309	4,526,511	5,590,848	5,651,488	1,889,694	1,362,460	1,797,544	1,916,984	2,004,495
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	N/A	(3,543,485)	(2,614,777)	(2,740,892)	(2,821,999)	(934,024)	(550,168)	(914,060)	(699,128)	(665,391)
Plus Fair Value for Awards Granted in the Covered Year	N/A	2,963,877	2,931,519	6,246,104	4,322,888	1,113,482	444,128	1,083,559	1,593,213	816,253
Change in Fair Value of Awards from Prior Years that Vested in Covered Year	N/A	-	(134,309)	133,867	(717,469)	2,040	(20,731)	(18,153)	96,842	(149,801)
Change in Fair Value of Outstanding Unvested Awards from Prior Years	N/A	-	98,543	5,305,045	4,151,639	136,553	(573,021)	229,720	1,653,356	964,022
Less Fair Value of Awards Forfeited during the Covered Year	N/A	-	-	-	(125,497)	(18,837)	(17,485)	(18,104)	(36,754)	(18,800)
Plus Fair Value of Incremental Dividends of Earnings Paid on Stock Awards	N/A	-	-	-	-	-	-	-	-	-
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	N/A	-	-	-	-	-	-	(13,534)	(3,330)	(91,831)
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	N/A	-	-	-	-	-	-	-	-	-
“Compensation Actually Paid”	N/A	4,511,701	4,807,487	14,534,973	10,461,049	2,188,909	645,183	2,146,971	4,521,182	2,858,947

	Calculation for Former CEO Hendrix
Calculation of “Compensation Actually Paid”	Year 2021 ($)	Year 2022 ($)	Year 2023 ($)	Year 2024 ($)	Year 2025 ($)
Summary Compensation Table Total	6,250,848	3,658,931	N/A	N/A	N/A
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(2,150,267)	(991,768)	N/A	N/A	N/A
Plus Fair Value for Awards Granted in the Covered Year	2,656,714	738,217	N/A	N/A	N/A
Change in Fair Value of Awards from Prior Years that Vested in Covered Year	-	-	N/A	N/A	N/A
Change in Fair Value of Outstanding Unvested Awards from Prior Years	326,346	(1,490,495)	N/A	N/A	N/A
Less Fair Value of Awards Forfeited during the Covered Year	-	-	N/A	N/A	N/A
Plus Fair Value of Incremental Dividends of Earnings Paid on Stock Awards	-	-	N/A	N/A	N/A
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-	N/A	N/A	N/A
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-	N/A	N/A	N/A
“Compensation Actually Paid”	7,083,641	1,914,885	N/A	N/A	N/A

Non-PEO NEO Average Total Compensation Amount	$ 2,004,495	$ 1,916,984	$ 1,797,544	$ 1,362,460	$ 1,889,694
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,858,947	4,521,182	2,146,971	645,183	2,188,909
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to the Summary Compensation Table Totals to arrive at CAP for our CEOs and Non-CEO NEOs are shown below.

	Calculation for Current CEO Hurd _________________________________________________________					Calculation for Avg of Non-CEO NEOs ____________________________________________________
	Year 2021 ($)	Year 2022 ($)	Year 2023 ($)	Year 2024 ($)	Year 2025 ($)	Year 2021 ($)	Year 2022 ($)	Year 2023 ($)	Year 2024 ($)	Year 2025 ($)
Summary Compensation Table Total	N/A	5,091,309	4,526,511	5,590,848	5,651,488	1,889,694	1,362,460	1,797,544	1,916,984	2,004,495
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	N/A	(3,543,485)	(2,614,777)	(2,740,892)	(2,821,999)	(934,024)	(550,168)	(914,060)	(699,128)	(665,391)
Plus Fair Value for Awards Granted in the Covered Year	N/A	2,963,877	2,931,519	6,246,104	4,322,888	1,113,482	444,128	1,083,559	1,593,213	816,253
Change in Fair Value of Awards from Prior Years that Vested in Covered Year	N/A	-	(134,309)	133,867	(717,469)	2,040	(20,731)	(18,153)	96,842	(149,801)
Change in Fair Value of Outstanding Unvested Awards from Prior Years	N/A	-	98,543	5,305,045	4,151,639	136,553	(573,021)	229,720	1,653,356	964,022
Less Fair Value of Awards Forfeited during the Covered Year	N/A	-	-	-	(125,497)	(18,837)	(17,485)	(18,104)	(36,754)	(18,800)
Plus Fair Value of Incremental Dividends of Earnings Paid on Stock Awards	N/A	-	-	-	-	-	-	-	-	-
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	N/A	-	-	-	-	-	-	(13,534)	(3,330)	(91,831)
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	N/A	-	-	-	-	-	-	-	-	-
“Compensation Actually Paid”	N/A	4,511,701	4,807,487	14,534,973	10,461,049	2,188,909	645,183	2,146,971	4,521,182	2,858,947

	Calculation for Former CEO Hendrix
Calculation of “Compensation Actually Paid”	Year 2021 ($)	Year 2022 ($)	Year 2023 ($)	Year 2024 ($)	Year 2025 ($)
Summary Compensation Table Total	6,250,848	3,658,931	N/A	N/A	N/A
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	(2,150,267)	(991,768)	N/A	N/A	N/A
Plus Fair Value for Awards Granted in the Covered Year	2,656,714	738,217	N/A	N/A	N/A
Change in Fair Value of Awards from Prior Years that Vested in Covered Year	-	-	N/A	N/A	N/A
Change in Fair Value of Outstanding Unvested Awards from Prior Years	326,346	(1,490,495)	N/A	N/A	N/A
Less Fair Value of Awards Forfeited during the Covered Year	-	-	N/A	N/A	N/A
Plus Fair Value of Incremental Dividends of Earnings Paid on Stock Awards	-	-	N/A	N/A	N/A
Less Aggregate Change in Actuarial Present Value of Accumulated Benefit Under Pension Plans	-	-	N/A	N/A	N/A
Plus Aggregate Service Cost and Prior Service Cost for Pension Plans	-	-	N/A	N/A	N/A
“Compensation Actually Paid”	7,083,641	1,914,885	N/A	N/A	N/A

Compensation Actually Paid vs. Total Shareholder Return

CEO PAY-FOR-PERFORMANCE ALIGNMENT

The following chart sets forth the relationship between CAP to our current and former CEO, the average of CAP to our other NEOs, the Company’s cumulative TSR, and the peer group’s cumulative TSR, over the four-year period from 2021 through 2025.

Compensation Actually Paid vs. Net Income	The following chart sets forth the relationship between CAP to our current and former CEO, the average of CAP to our other NEOs, and our net income during fiscal years 2021 through 2025.
Compensation Actually Paid vs. Company Selected Measure

The following chart sets forth the relationship between CAP to our current and former CEO, the average of CAP to our other NEOs, and the Company’s Adjusted EBITDA during fiscal years 2021 through 2025.

Tabular List, Table

TABULAR LIST OF MOST IMPORTANT FINANCIAL PERFORMANCE MEASURES FOR 2025

While Interface Adjusted EBITDA is shown in the pay-versus-performance table above, the following three performance measures are all important and key to the Company’s success. These measures are included in the short and long-term incentive plans to ensure alignment between the goals of the NEOs to the business strategies. The measures in this table are not ranked.

Most Important Performance Measures

Adjusted EBITDA*

Adjusted Operating Income*

Currency Neutral Sales*

*	Denotes a non-GAAP financial measure.

Total Shareholder Return Amount	$ 274.81	154.07	77.74	60.7	97.22
Peer Group Total Shareholder Return Amount	136.3	112.05	99.79	99.94	132.16
Net Income (Loss)	$ 116,100,000	$ 86,900,000	$ 44,500,000	$ 19,600,000	$ 55,200,000
Company Selected Measure Amount	217.9	189.0	162.0	176.1	169.4
PEO Name						Mr. Hendrix	Ms. Hurd
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Currency Neutral Sales
Ms. Hurd [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,651,488	$ 5,590,848	$ 4,526,511	$ 5,091,309
PEO Actually Paid Compensation Amount	10,461,049	14,534,973	4,807,487	4,511,701
Mr. Hendrix [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				3,658,931	$ 6,250,848
PEO Actually Paid Compensation Amount				1,914,885	7,083,641
PEO | Ms. Hurd [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Ms. Hurd [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Ms. Hurd [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,821,999)	(2,740,892)	(2,614,777)	(3,543,485)
PEO | Ms. Hurd [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,322,888	6,246,104	2,931,519	2,963,877
PEO | Ms. Hurd [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,151,639	5,305,045	98,543	0
PEO | Ms. Hurd [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(717,469)	133,867	(134,309)	0
PEO | Ms. Hurd [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(125,497)	0	0	0
PEO | Ms. Hurd [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Mr. Hendrix [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Mr. Hendrix [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Mr. Hendrix [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(991,768)	(2,150,267)
PEO | Mr. Hendrix [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,490,495)	326,346
PEO | Mr. Hendrix [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				738,217	2,656,714
PEO | Mr. Hendrix [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Mr. Hendrix [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
PEO | Mr. Hendrix [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(91,831)	(3,330)	(13,534)	0	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(665,391)	(699,128)	(914,060)	(550,168)	(934,024)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	816,253	1,593,213	1,083,559	444,128	1,113,482
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	964,022	1,653,356	229,720	(573,021)	136,553
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(149,801)	96,842	(18,153)	(20,731)	2,040
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,800)	(36,754)	(18,104)	(17,485)	(18,837)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0